Related-Party Transactions (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Commodity purchases from affiliates		$ 272	$ 398
Services provided by affiliates	[1]	119	120
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to related parties		6	6
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Services provided by affiliates	[2]	45	44
Services provided to related parties	[3]	45	59
Other receivables	[4]	12		$ 13
Dominion Energy Gas Holdings, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to related parties	[4]	67	$ 46
Imbalances receivable from affiliates		1		16
Imbalances payable to affiliates	[5]	$ 1		$ 4

[1]	Includes capitalized expenditures of $33 million and $37 million for the three months ended March 31, 2019 and 2018, respectively.
[2]	Includes capitalized expenditures of $6 million and $12 million for the three months ended March 31, 2019 and 2018, respectively.
[3]	Amounts primarily attributable to Atlantic Coast Pipeline, a related-party VIE.
[4]	Represents amounts due from Atlantic Coast Pipeline, a related-party VIE.
[5]	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.